Depreciation, amortization, shipping and handling expenses - Summary of Other Operating Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Profit or loss [abstract]
Fair value loss on quoted equity securities	¥ 0	$ 0	¥ 1,196
Fair value loss on foreign exchange forward contract	0	0		¥ 5,529
Loss on disposal of property, plant and equipment	0	0	4,183	645
Provision/(reversal) for onerous contract, net	(8,810)	(1,394)	13,639
Realised foreign exchange loss, net	(1,532)	(242)
Unrealised foreign exchange loss, net	3,271	518
Unrecoverable value added tax	11,164	1,766
Others	5,889	931	2,304	2,501
Other operating expenses	¥ 9,982	$ 1,579	¥ 21,322	¥ 8,675